Premises, equipment and computer software - Schedule of Premise, Equipment, and Computer Software (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost	$ 427,442	$ 409,036
Accumulated depreciation	(281,301)	(270,350)
Net carrying value	146,141	138,686
Total depreciation charged to operating expenses	18,477	27,230	$ 29,213
Land
Property, Plant and Equipment [Line Items]
Cost	8,333	8,333
Accumulated depreciation	0	0
Net carrying value	8,333	8,333
Buildings
Property, Plant and Equipment [Line Items]
Cost	181,929	169,806
Accumulated depreciation	(81,184)	(77,229)
Net carrying value	100,745	92,577
Total depreciation charged to operating expenses	5,963	6,005	5,511
Equipment
Property, Plant and Equipment [Line Items]
Cost	25,527	26,129
Accumulated depreciation	(17,764)	(17,509)
Net carrying value	7,763	8,620
Total depreciation charged to operating expenses	2,390	2,323	1,929
Computer hardware and software in use
Property, Plant and Equipment [Line Items]
Cost	197,846	197,941
Accumulated depreciation	(182,353)	(175,612)
Net carrying value	15,493	22,329
Total depreciation charged to operating expenses	10,124	18,902	$ 21,773
Computer software in development
Property, Plant and Equipment [Line Items]
Cost	13,807	6,827
Accumulated depreciation	0	0
Net carrying value	$ 13,807	$ 6,827